Income Taxes (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective income tax rate (as a percent)	(0.04%)	(0.01%)	(0.04%)	(0.01%)	(0.03%)	(0.01%)